Tax credits and grants receivable - Disclosure Details Of Tax Credits Roll Forward (Detail) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Disclosure of tax credit receivable [Line Items]
Beginning balance	$ 0
Tax credits and grants recognized in net loss	749
Effect of change in exchange rates	6
Ending balance	$ 755